Fees Summary	Oct. 21, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	7,742.31
Total Transaction Valuation	88,992,048.00
Total Offset Amount	0.00
Net Fee	$ 7,742.31
Offering Table N/A
Offset Table N/A	N/A